COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)				1 Months Ended			3 Months Ended		12 Months Ended
	Mar. 10, 2021	Sep. 06, 2016	Jun. 05, 2016	Jan. 22, 2022	Jan. 22, 2020	Dec. 31, 2009	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Jul. 24, 2019
Financing agreement amount							$ 1,000,000		$ 1,000,000
Area Of Operating Leases						12,835
Escrow Agent Rate Per Share												$ 1.90
Consideration Received												$ 885,144
Operating Lease Cost									$ 110,701	$ 114,591
Royalty Percent			20
Licences			$ 1,000,000.0
Warrants					5,000,000
Warrants Broken Into Four Tranches					1,250,000
Strike Price					$ 0.25
Net Loss Increased					$ 318,000
Sales			$ 4,000,000.0
Shares exchange								13,180,417	13,607,609	13,138,282
Netl Loss							(507,000)	$ (517,000)	$ (2,070,000)	$ (279,000)
Accumulated Deficit							(143,400,000)		142,400,000
Shenghuo Medical, LLC [Member]
Payment Receive Descriptions			the right to receive payments equal to 2% of the Company’s future sales in the United States, up to an aggregate of $4.0 million.
Shandong Yaohua Medical Instrument Corporation [Member]
Balance due for outstanding purchase order							23,445		177,000
Shares exchange										12,147		12,147
Consulting Agreement [Member] | Mr. Blumberg
Related party liability written off								$ 350,000			$ 350,000
Terms Of Amendment To Agreement	the consulting agreement was amended to clarify that $350,000 is not intended to be debt and will not be required to be repaid in cash. Additionally, issuance of the warrants is now predicated on the Company receiving funding receipts of $1,000,000,
Gain On Writing Off The Liability	$ 350,000
Description Of Exchange Of Subscription	(1) on September 26, 2021, 900,000 3-year warrants with an exercise price of $0.30 and 400,000 common stock shares; (2) on March 26, 2022, 900,000 3-year warrants with an exercise price of $0.40 and 400,000 common stock shares; (3) on September 26, 2022, 900,000 3-year warrants with an exercise price of $0.50 and 400,000 common stock shares; and (4) on March 26, 2023, 900,000 3-year warrants with an exercise price of $0.60 and 400,000 common stock shares.
Subscription Receivable	$ 350,000
Promotional Agreement [Member]
Consulting expenses							79,444		556,111
Fair vaue of warrants				$ 715,000	$ 715,000
Unrecognized consulting expense							$ 0		$ 79,444
Netl Loss										$ 719,000,000
Accumulated Deficit										$ 140,200,000
Royalty Agreement [Member]
Royalty Paid Description		royalty initially equal to $0.10, and from and after October 2, 2016, equal to $0.20, for each disposable
Royalty Consideration		$ 50,000